OTHER ASSETS	12 Months Ended
Dec. 31, 2018
Disclosure of other assets [Abstract]
OTHER ASSETS
15.	OTHER ASSETS

	December 31, 2018 US$‘000	December 31, 2017 US$‘000
Finance lease receivables (see Note 17)	476	685
Other assets	82	86

	558	771

The Group leases instruments as part of its business. For details of future minimum finance lease receivables with non-cancellable terms, please refer to Note 17.